Cash and Cash Equivalents and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2020	12/31/2019

Cash and bank deposits
In local currency	285,306	182,237
In foreign currency	119,775	102,755

Financial investments considered cash equivalents
In local currency
Fixed-income securities	2,241,852	1,780,939
In foreign currency
Fixed-income securities	14,561	49,448
Total cash and cash equivalents	2,661,494	2,115,379

Financial investments

The financial investments which are not classified as cash and cash equivalents are presented as follows:

	12/31/2020	12/31/2019

Financial investments
In local currency
Fixed-income securities and funds	3,749,852	2,610,686

In foreign currency
Fixed-income securities and funds	1,278,940	303,417

Currency and interest rate hedging instruments (a)	981,874	682,615

Total financial investments	6,010,666	3,596,718

Current	5,033,258	3,090,212
Non-current	977,408	506,506

(a) Accumulated gains, net of income tax (see Note 33.i).